Credit Facilities, Subordinated – Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Subordinated Borrowings [Abstract]
Schedule of credit facilities with related parties
December 31, 2020

Second Credit Facility	$150,000
150,000
Less: current portion	(150,000)
Credit facilities, long-term	$-